Intangible assets, net and goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Analysis of Intangible Assets
a)
An analysis of intangible assets at December 31, 2017, 2018 and 2019 is as follows:

	For the year ended December 31, 2017
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries		Balance at end of year
Licenses and rights of use	Ps.	242,739,362	Ps.	12,347,051	Ps.	53,923	Ps.	(1,037,458)	Ps.	—	Ps.	(6,689,054)	Ps.	247,413,824
Accumulated amortization		(126,708,098)		—		—		244,564		(11,879,489)		4,233,585		(134,109,438)

Net		116,031,264		12,347,051		53,923		(792,894)		(11,879,489)		(2,455,469)		113,304,386

Trademarks		27,789,150		127,823		82,868		(29,804)		—		809,175		28,779,212
Accumulated amortization		(15,222,257)		—		—		34,464		(3,179,461)		(474,151)		(18,841,405)

Net		12,566,893		127,823		82,868		4,660		(3,179,461)		335,024		9,937,807

Customer relationships		26,245,508		—		512,667		(882,338)		—		1,109,877		26,985,714
Accumulated amortization		(12,435,074)		—		—		882,338		(3,769,777)		(806,982)		(16,129,495)

Net		13,810,434		—		512,667		—		(3,769,777)		302,895		10,856,219

Software licenses		12,874,796		3,351,200		—		(1,698,118)		—		527,720		15,055,598
Accumulated amortization		(5,123,740)		—		—		1,212,669		(3,699,363)		(204,727)		(7,815,161)

Net		7,751,056		3,351,200		—		(485,449)		(3,699,363)		322,993		7,240,437

Content rights		4,876,298		2,099,084		—		(63,137)		—		(194,803)		6,717,442
Accumulated amortization		(2,666,499)		—		—		(195,658)		(1,820,092)		165,584		(4,516,665)

Net		2,209,799		2,099,084		—		(258,795)		(1,820,092)		(29,219)		2,200,777

Total of intangibles, net	Ps.	152,369,446	Ps.	17,925,158	Ps.	649,458	Ps.	(1,532,478)	Ps.	(24,348,182)	Ps.	(1,523,776)	Ps.	143,539,626

Goodwill (Note 12)	Ps.	152,632,635	Ps.	—	Ps.	951,348	Ps.	(134,525)	Ps.	—	Ps.	(1,986,226)	Ps.	151,463,232

	For the year ended December 31, 2018
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	247,413,824	Ps.	4,227,244	Ps.	—	Ps.	1,508,274	Ps.	—	Ps.	(19,670,368)	Ps.	233,478,974
Accumulated amortization		(134,109,438)		—		—		(1,005,877)		(11,347,089)		16,281,825		(130,180,579)

Net		113,304,386		4,227,244		—		502,397		(11,347,089)		(3,388,543)		103,298,395

Trademarks		28,779,212		159,958		6,631		—		—		(738,635)		28,207,166
Accumulated amortization		(18,841,405)		—		—		—		(4,973,602)		275,046		(23,539,961)

Net		9,937,807		159,958		6,631		—		(4,973,602)		(463,589)		4,667,205

Customer relationships		26,985,714		74,637		15,556		—		—		(1,532,839)		25,543,068
Accumulated amortization		(16,129,495)		—		—		—		(3,754,312)		1,122,270		(18,761,537)

Net		10,856,219		74,637		15,556		—		(3,754,312)		(410,569)		6,781,531

Software licenses		15,055,598		2,004,550		3,006		(905,610)		—		(1,848,286)		14,309,258
Accumulated amortization		(7,815,161)		—		—		2,677,848		(3,491,629)		924,139		(7,704,803)

Net		7,240,437		2,004,550		3,006		1,772,238		(3,491,629)		(924,147)		6,604,455

Content rights		6,717,442		850,779		—		—		—		(18,512)		7,549,709
Accumulated amortization		(4,516,665)		—		—		—		(2,231,978)		(14,949)		(6,763,592)

Net		2,200,777		850,779		—		—		(2,231,978)		(33,461)		786,117

Total of intangibles, net	Ps.	143,539,626	Ps.	7,317,168	Ps.	25,193	Ps.	2,274,635	Ps.	(25,798,610)	Ps.	(5,220,309)	Ps.	122,137,703

Goodwill	Ps.	151,463,232	Ps.	—	Ps.	334,739	Ps.	(1,094,861)		—	Ps.	(5,136,613)	Ps.	145,566,497

	For the year ended December 31, 2019
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	233,478,974	Ps.	13,206,877	Ps.	7,844,339	Ps.	7,286,114	Ps.	—	Ps.	(15,715,442)	Ps.	246,100,862
Accumulated amortization		(130,180,579)		—		—		(2,391,624)		(11,577,160)		9,481,480		(134,667,883)

Net		103,298,395		13,206,877		7,844,339		4,894,490		(11,577,160)		(6,233,962)		111,432,979

Trademarks		28,207,166		53,467		—		(6,012)		—		(835,613)		27,419,008
Accumulated amortization		(23,539,961)		—		—		—		(1,008,483)		618,145		(23,930,299)

Net		4,667,205		53,467		—		(6,012)		(1,008,483)		(217,468)		3,488,709

Customer relationships		25,543,068		20,248		—		5,507		—		(2,693,812)		22,875,011
Accumulated amortization		(18,761,537)		—		—		—		(3,371,924)		2,357,831		(19,775,630)

Net		6,781,531		20,248		—		5,507		(3,371,924)		(335,981)		3,099,381

Software licenses		14,309,258		2,729,480		—		(949,858)		—		(2,984,770)		13,104,110
Accumulated amortization		(7,704,803)		—		—		(1)		(2,479,088)		2,183,149		(8,000,743)

Net		6,604,455		2,729,480		—		(949,859)		(2,479,088)		(801,621)		5,103,367

Content rights		7,549,709		1,427,694		—		1,638,007		—		(455,228)		10,160,182
Accumulated amortization		(6,763,592)		—		—		(8,720)		(1,772,779)		429,862		(8,115,229)

Net		786,117		1,427,694		—		1,629,287		(1,772,779)		(25,366)		2,044,953

Total of intangibles, net	Ps.	122,137,703	Ps.	17,437,766	Ps.	7,844,339	Ps.	5,573,413	Ps.	(20,209,434)	Ps.	(7,614,398)	Ps.	125,169,389

Goodwill	Ps.	145,566,497	Ps.	—	Ps.	10,869,571	Ps.	(843,005)		—	Ps.	(2,693,262)	Ps.	152,899,801

Summary of Aggregate Carrying Amount of Goodwill
b) The aggregate carrying amount of goodwill is allocated as follows:

	2018	2019
Europe (7 countries)	Ps. 53,066,729	Ps.52,950,325
Brazil (Fixed, wireless and TV)	21,388,124	28,062,398
Puerto Rico	17,463,394	17,463,394
Dominican Republic	14,186,723	14,186,723
Colombia	12,770,381	12,124,685
México	9,856,601	10,148,380
Peru	3,086,981	2,739,947
Chile	2,576,214	2,364,816
El Salvador	2,510,577	2,499,552
Ecuador	2,155,385	2,155,384
Other countries	6,505,388	8,204,197

	Ps. 145,566,497	Ps.152,899,801